Regulatory Capital Requirements and Other Restrictions (Tables)	12 Months Ended
Dec. 31, 2025
Regulatory Capital Requirements and Other Restrictions [Abstract]
Regulatory Capital Information
Table 25.1 presents regulatory capital information for the Company and the Bank in accordance with Basel III capital requirements. We must calculate our risk-based capital ratios under both the Standardized and Advanced Approaches. The Standardized Approach applies assigned risk weights to broad risk categories, while the calculation of risk-weighted assets (RWAs) under the Advanced Approach differs by requiring applicable banks to utilize a risk-sensitive methodology, which relies upon the use of internal credit models, and includes an operational risk component.
Table 25.1: Regulatory Capital Information

	Wells Fargo & Company					Wells Fargo Bank, N.A.
	Standardized Approach			Advanced Approach		Standardized Approach			Advanced Approach
(in millions, except ratios)	Dec 31, 2025		Dec 31, 2024	Dec 31, 2025	Dec 31, 2024	Dec 31, 2025		Dec 31, 2024	Dec 31, 2025	Dec 31, 2024
Regulatory capital:
Common Equity Tier 1	$137,346		134,588	137,346	134,588	151,833		145,651	151,833	145,651
Tier 1	153,567		152,866	153,567	152,866	151,833		145,651	151,833	145,651
Total	184,682		184,638	174,617	174,446	169,520		167,936	158,966	158,021
Assets:
Risk-weighted assets	1,294,609		1,216,146	1,112,533	1,085,017	1,184,912		1,113,190	940,876	916,135
Adjusted average assets (1)	2,052,117		1,891,333	2,052,117	1,891,333	1,746,906		1,669,946	1,746,906	1,669,946
Regulatory capital ratios:
Common Equity Tier 1 capital	10.61%	*	11.07	12.35	12.40	12.81	*	13.08	16.14	15.90
Tier 1 capital	11.86	*	12.57	13.80	14.09	12.81	*	13.08	16.14	15.90
Total capital	14.27	*	15.18	15.70	16.08	14.31	*	15.09	16.90	17.25
Required minimum capital ratios:
Common Equity Tier 1 capital	8.50		9.80	8.50	8.50	7.00		7.00	7.00	7.00
Tier 1 capital	10.00		11.30	10.00	10.00	8.50		8.50	8.50	8.50
Total capital	12.00		13.30	12.00	12.00	10.50		10.50	10.50	10.50
	Wells Fargo & Company					Wells Fargo Bank, N.A.
	December 31, 2025			December 31, 2024		December 31, 2025			December 31, 2024
Regulatory leverage:
Total leverage exposure (2)	$2,466,623			2,267,641		2,141,519			2,033,458
Supplementary leverage ratio (2)	6.23%			6.74		7.09			7.16
Tier 1 leverage ratio (1)	7.48			8.08		8.69			8.72
Required minimum leverage (3):
Supplementary leverage ratio	5.00			5.00		6.00			6.00
Tier 1 leverage ratio	4.00			4.00		5.00			5.00
*Denotes the binding framework, which is the lower of the Standardized and Advanced Approaches, at December 31, 2025.
(1)Adjusted average assets consists of total quarterly average assets less goodwill and other permitted Tier 1 capital deductions. The Tier 1 leverage ratio consists of Tier 1 capital divided by total quarterly average assets, excluding goodwill and certain other items as determined under capital rule requirements.
(2)The supplementary leverage ratio consists of Tier 1 capital divided by total leverage exposure. Total leverage exposure consists of total consolidated assets adjusted for certain off-balance sheet exposures, goodwill, and other permitted Tier 1 capital deductions.
(3)Represents the required minimum for the Bank to be considered well-capitalized under applicable regulatory capital adequacy rules.

Nature of Restrictions on Cash and Cash Equivalents	Table 25.2 provides a summary of restrictions on cash and cash equivalents.
Table 25.2: Nature of Restrictions on Cash and Cash Equivalents

(in millions)	Dec 31, 2025	Dec 31, 2024
Reserve balance for non-U.S. central banks	$259	188
Segregated for benefit of brokerage customers under federal and other brokerage regulations	1,085	1,035